Subsequent Events (FY) (Details)				6 Months Ended		12 Months Ended
	Jul. 01, 2020 Item shares	Apr. 02, 2020 Item shares	Jan. 02, 2020 USD ($) Item shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Stock based compensation | $				$ 7,000	$ 10,000	$ 17,000	$ 23,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of directors	3
Directors, CFO And Interim CEO [Member]
Subsequent Event [Line Items]
Common stock, New shares issued | shares		7,328
Number of directors		3
Directors, CFO And Interim CEO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, New shares issued | shares	6,511		7,436
Number of directors			3
Stock based compensation | $			$ 3,718